STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2023	Oct. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares, authorized			10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par or stated value per share			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued			1,215		1,215		0	0
Preferred stock shares outstanding			1,215		1,215		0	0
Common stock shares authorized			1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Common stock par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued			44,231,402		44,231,402		38,263,813	37,295,813
Common stock shares outstanding			44,231,402		44,231,402		38,263,813	37,295,813	42,713,325
Number of securities called by warrants			21,660,227		21,660,227
Proceeds from issuance of common stock								$ 1,865,000
Aggregate principal amount	$ 198,000
Restricted stock			$ 50,000		$ 50,000
Share based compensation			$ 37,500		$ 75,000
Modification of warrants			224,362		224,362
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock conversion, description					A Convertible Preferred Stock. Each Series A Convertible Preferred Share converts into one thousand (1,000) shares of the Company’s common stock
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of securities called by warrants			10,830,117		10,830,117
Conversion of common stock for Series A preferred stock, shares			(6,105,528)		6,105,528
Common stock issued to third parties in conjunction with conversion of debt, shares	1,243,000		1,243,000				968,000	357,143
Common Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares issued			1,215		1,215
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of securities called by warrants			21,660,227		21,660,227
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt maturity date, description		October 20, 2021 to October 20, 2022
Stock issued during period shares		450,000
Number of securities called by warrants		450,000
Proceeds from issuance of common stock		$ 197,501
Term of warrants		5 years
Exercise price of warrants per share		$ 1.00
Other expenses			$ 0	$ 0	$ 49,240	$ 97,939	$ 147,720	$ 40,041